Quarterly Holdings Report
for
Fidelity Advisor® Diversified Stock Fund
December 31, 2022
ADESI-NPRT1-0323
1.827901.117
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.2%
Entertainment - 2.6%
Activision Blizzard, Inc.	19,500	1,492,725
Electronic Arts, Inc.	10,367	1,266,640
Netflix, Inc. (a)	148,100	43,671,728
Sea Ltd. ADR (a)	141,300	7,351,839
Universal Music Group NV	157,800	3,816,028
Warner Music Group Corp. Class A	56,200	1,968,124
		59,567,084
Interactive Media & Services - 4.0%
Alphabet, Inc. Class C (a)	665,860	59,081,758
Meta Platforms, Inc. Class A (a)	285,931	34,408,937
Pinterest, Inc. Class A (a)	20,000	485,600
Zoominfo Technologies, Inc. (a)	15,000	451,650
		94,427,945
Media - 0.6%
Charter Communications, Inc. Class A (a)	42,200	14,310,020
TOTAL COMMUNICATION SERVICES		168,305,049
CONSUMER DISCRETIONARY - 12.4%
Automobiles - 0.0%
Rivian Automotive, Inc. (a)	28,200	519,726
Hotels, Restaurants & Leisure - 3.9%
Airbnb, Inc. Class A (a)	34,900	2,983,950
Caesars Entertainment, Inc. (a)	173,100	7,200,960
Chipotle Mexican Grill, Inc. (a)	3,000	4,162,470
Compass Group PLC	826,705	19,090,299
Domino's Pizza, Inc.	53,500	18,532,400
Hilton Worldwide Holdings, Inc.	140,784	17,789,466
Marriott International, Inc. Class A	85,221	12,688,555
McDonald's Corp.	10,900	2,872,477
Penn Entertainment, Inc. (a)	163,290	4,849,713
		90,170,290
Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc. (a)	652,900	54,843,600
Lyft, Inc. (a)	471,700	5,198,134
Pinduoduo, Inc. ADR (a)	101,700	8,293,635
Revolve Group, Inc. (a)	25,900	576,534
Uber Technologies, Inc. (a)	1,534,572	37,949,966
		106,861,869
Multiline Retail - 1.1%
Dollar General Corp.	91,300	22,482,625
Target Corp.	27,200	4,053,888
		26,536,513
Specialty Retail - 1.7%
Aritzia, Inc. (a)	16,400	573,516
TJX Companies, Inc.	497,140	39,572,344
		40,145,860
Textiles, Apparel & Luxury Goods - 1.1%
LVMH Moet Hennessy Louis Vuitton SE	21,967	15,985,238
Moncler SpA	13,867	734,775
On Holding AG (a)	6,700	114,972
Ralph Lauren Corp. (b)	18,200	1,923,194
Tapestry, Inc.	185,600	7,067,648
Tory Burch LLC (a)(c)(d)(e)	28,846	865,949
		26,691,776
TOTAL CONSUMER DISCRETIONARY		290,926,034
CONSUMER STAPLES - 4.4%
Beverages - 2.9%
Boston Beer Co., Inc. Class A (a)	10,703	3,526,853
Constellation Brands, Inc. Class A (sub. vtg.)	42,600	9,872,550
Diageo PLC	493,065	21,582,379
Monster Beverage Corp. (a)	241,040	24,472,791
The Coca-Cola Co.	142,696	9,076,893
		68,531,466
Household Products - 0.2%
The Clorox Co.	28,800	4,041,504
Tobacco - 1.3%
Philip Morris International, Inc.	293,900	29,745,619
TOTAL CONSUMER STAPLES		102,318,589
ENERGY - 7.1%
Energy Equipment & Services - 3.5%
Baker Hughes Co. Class A	699,800	20,665,094
Halliburton Co. (f)	546,400	21,500,840
NOV, Inc.	475,900	9,941,551
Schlumberger Ltd. (f)	528,100	28,232,226
TechnipFMC PLC (a)	171,200	2,086,928
		82,426,639
Oil, Gas & Consumable Fuels - 3.6%
Denbury, Inc. (a)	22,100	1,923,142
Exxon Mobil Corp. (f)	540,134	59,576,780
Hess Corp.	94,095	13,344,553
Neste OYJ	28,000	1,289,421
Ovintiv, Inc.	18,900	958,419
Valero Energy Corp.	49,200	6,241,512
		83,333,827
TOTAL ENERGY		165,760,466
FINANCIALS - 12.2%
Banks - 5.4%
Bank of America Corp.	1,415,026	46,865,661
Huntington Bancshares, Inc.	577,900	8,148,390
JPMorgan Chase & Co.	310,600	41,651,460
M&T Bank Corp.	19,500	2,828,670
Starling Bank Ltd. Series D (a)(d)(e)	879,300	3,327,283
Wells Fargo & Co. (f)	582,568	24,054,233
		126,875,697
Capital Markets - 2.5%
BlackRock, Inc. Class A	20,700	14,668,641
Cboe Global Markets, Inc.	13,500	1,693,845
Charles Schwab Corp.	45,052	3,751,030
Deutsche Borse AG	5,800	998,703
Intercontinental Exchange, Inc.	239,100	24,529,269
Morgan Stanley	90,400	7,685,808
Morningstar, Inc.	9,861	2,135,794
Raymond James Financial, Inc.	30,000	3,205,500
		58,668,590
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. Class B (a)	47,845	14,779,321
Insurance - 3.6%
Allstate Corp.	27,500	3,729,000
American Financial Group, Inc.	53,923	7,402,549
Arthur J. Gallagher & Co.	98,754	18,619,079
Chubb Ltd.	21,100	4,654,660
Globe Life, Inc.	31,100	3,749,105
Hartford Financial Services Group, Inc.	33,300	2,525,139
Marsh & McLennan Companies, Inc.	78,800	13,039,824
Progressive Corp.	11,300	1,465,723
The Travelers Companies, Inc.	156,642	29,368,809
		84,553,888
TOTAL FINANCIALS		284,877,496
HEALTH CARE - 18.3%
Biotechnology - 4.1%
Argenx SE ADR (a)	21,894	8,294,104
Gilead Sciences, Inc.	175,200	15,040,920
Legend Biotech Corp. ADR (a)	180,200	8,995,584
Nuvalent, Inc. Class A (a)	17,800	530,084
Prothena Corp. PLC (a)	22,200	1,337,550
Regeneron Pharmaceuticals, Inc. (a)(f)	50,555	36,474,927
Seagen, Inc. (a)	6,900	886,719
Vertex Pharmaceuticals, Inc. (a)	87,600	25,297,128
		96,857,016
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp. (a)	580,937	26,879,955
Inspire Medical Systems, Inc. (a)	4,000	1,007,520
Intuitive Surgical, Inc. (a)	59,000	15,655,650
Masimo Corp. (a)	13,100	1,938,145
Stryker Corp.	53,749	13,141,093
		58,622,363
Health Care Providers & Services - 7.0%
agilon health, Inc. (a)	388,900	6,276,846
Cardinal Health, Inc.	103,000	7,917,610
Centene Corp. (a)	92,400	7,577,724
Cigna Corp.	93,800	31,079,692
Elevance Health, Inc.	12,700	6,514,719
Guardant Health, Inc. (a)	17,700	481,440
Humana, Inc.	32,475	16,633,370
UnitedHealth Group, Inc. (f)	164,308	87,112,815
		163,594,216
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	40,900	6,120,685
Danaher Corp.	49,950	13,257,729
Thermo Fisher Scientific, Inc.	14,033	7,727,833
		27,106,247
Pharmaceuticals - 3.5%
AstraZeneca PLC sponsored ADR	94,800	6,427,440
Eli Lilly & Co.	104,838	38,353,934
Merck & Co., Inc.	340,000	37,723,000
Terns Pharmaceuticals, Inc. (a)	45,000	458,100
		82,962,474
TOTAL HEALTH CARE		429,142,316
INDUSTRIALS - 10.5%
Aerospace & Defense - 5.4%
Howmet Aerospace, Inc.	180,800	7,125,328
Lockheed Martin Corp.	98,700	48,016,563
Northrop Grumman Corp.	45,790	24,983,482
Spirit AeroSystems Holdings, Inc. Class A	15,000	444,000
The Boeing Co. (a)	237,503	45,241,946
		125,811,319
Airlines - 0.0%
Copa Holdings SA Class A (a)	11,600	964,772
Building Products - 0.6%
Builders FirstSource, Inc. (a)	44,800	2,906,624
Trane Technologies PLC	64,549	10,850,041
		13,756,665
Commercial Services & Supplies - 0.5%
Cintas Corp.	26,910	12,153,094
Copart, Inc. (a)	5,200	316,628
		12,469,722
Construction & Engineering - 0.7%
Fluor Corp. (a)	369,400	12,803,404
Quanta Services, Inc.	19,322	2,753,385
		15,556,789
Electrical Equipment - 0.4%
Array Technologies, Inc. (a)	25,400	490,982
Eaton Corp. PLC	35,200	5,524,640
Fluence Energy, Inc. (a)(b)	23,800	408,170
Hubbell, Inc. Class B	7,100	1,666,228
Regal Rexnord Corp.	8,300	995,834
		9,085,854
Industrial Conglomerates - 0.3%
General Electric Co.	99,700	8,353,863
Machinery - 1.3%
Caterpillar, Inc.	70,700	16,936,892
Cummins, Inc.	34,600	8,383,234
Deere & Co.	8,300	3,558,708
PACCAR, Inc.	9,200	910,524
		29,789,358
Professional Services - 0.3%
Equifax, Inc.	31,800	6,180,648
Road & Rail - 0.9%
Canadian Pacific Railway Ltd.	299,700	22,354,623
Trading Companies & Distributors - 0.1%
Bunzl PLC	8,000	266,839
W.W. Grainger, Inc.	4,300	2,391,875
		2,658,714
TOTAL INDUSTRIALS		246,982,327
INFORMATION TECHNOLOGY - 22.0%
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	97,700	7,438,878
IT Services - 6.3%
Accenture PLC Class A	77,023	20,552,817
Block, Inc. Class A (a)	307,400	19,317,016
MasterCard, Inc. Class A	189,359	65,845,805
MongoDB, Inc. Class A (a)	4,900	964,516
PayPal Holdings, Inc. (a)	129,000	9,187,380
Toast, Inc. (a)(b)	386,500	6,968,595
Visa, Inc. Class A	116,400	24,183,264
X Holdings I, Inc. (d)(e)	2,287	907,322
		147,926,715
Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices, Inc.	35,300	5,790,259
Enphase Energy, Inc. (a)	39,100	10,359,936
GlobalFoundries, Inc. (a)	200,100	10,783,389
Lam Research Corp.	3,301	1,387,410
Lattice Semiconductor Corp. (a)	46,500	3,016,920
Marvell Technology, Inc.	1,077,448	39,908,674
NVIDIA Corp.	149,200	21,804,088
onsemi (a)	287,600	17,937,612
		110,988,288
Software - 7.6%
Adobe, Inc. (a)	49,319	16,597,323
Autodesk, Inc. (a)	51,600	9,642,492
Dynatrace, Inc. (a)	41,236	1,579,339
Microsoft Corp. (f)	506,413	121,447,964
Oracle Corp.	28,500	2,329,590
Paycom Software, Inc. (a)	3,500	1,086,085
Salesforce.com, Inc. (a)	34,695	4,600,210
Synopsys, Inc. (a)	15,200	4,853,208
Tenable Holdings, Inc. (a)	14,709	561,148
Workday, Inc. Class A (a)	95,200	15,929,816
		178,627,175
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	534,655	69,467,724
TOTAL INFORMATION TECHNOLOGY		514,448,780
MATERIALS - 3.2%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	21,400	6,596,764
Corteva, Inc.	16,400	963,992
Sherwin-Williams Co.	80,166	19,025,797
		26,586,553
Containers & Packaging - 0.0%
Aptargroup, Inc.	2,100	230,958
Metals & Mining - 2.1%
Barrick Gold Corp.	192,200	3,301,996
First Quantum Minerals Ltd.	250,200	5,227,591
Franco-Nevada Corp.	4,111	560,389
Freeport-McMoRan, Inc.	247,400	9,401,200
Glencore PLC	341,800	2,279,344
Newmont Corp.	469,000	22,136,800
Nucor Corp.	37,800	4,982,418
Wheaton Precious Metals Corp.	17,600	687,622
		48,577,360
TOTAL MATERIALS		75,394,871
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Extra Space Storage, Inc.	6,000	883,080
SL Green Realty Corp. (b)	27,737	935,292
		1,818,372
UTILITIES - 1.1%
Electric Utilities - 1.1%
Entergy Corp.	17,800	2,002,500
NextEra Energy, Inc.	288,700	24,135,320
PG&E Corp. (a)	40,000	650,400
		26,788,220
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	10,000	287,600
TOTAL UTILITIES		27,075,820
TOTAL COMMON STOCKS (Cost $1,824,525,749)		2,307,050,120

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(d)(e)	17,226	3,099,646
Reddit, Inc. Series E (a)(d)(e)	3,500	131,110
		3,230,756
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
Yanka Industries, Inc.:
Series E (a)(d)(e)	165,574	1,740,183
Series F (a)(d)(e)	265,105	2,786,254
		4,526,437
Software - 0.0%
Evozyne LLC Series A (a)(d)(e)	20,000	311,800
TOTAL INFORMATION TECHNOLOGY		4,838,237
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,936,285)		8,068,993

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (g)	27,144,022	27,149,451
Fidelity Securities Lending Cash Central Fund 4.37% (g)(h)	10,320,789	10,321,821
TOTAL MONEY MARKET FUNDS (Cost $37,471,271)		37,471,272

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,874,933,305)	2,352,590,385
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(9,519,316)
NET ASSETS - 100.0%	2,343,071,069

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Exxon Mobil Corp.	Chicago Board Options Exchange	2,200	24,266,000	125.00	02/17/23	(151,800)
Halliburton Co.	Chicago Board Options Exchange	2,500	9,837,500	42.00	01/20/23	(176,250)
Microsoft Corp.	Chicago Board Options Exchange	900	21,583,800	270.00	02/17/23	(208,350)
Regeneron Pharmaceuticals, Inc.	Chicago Board Options Exchange	100	7,214,900	795.00	01/20/23	(22,500)
Schlumberger Ltd.	Chicago Board Options Exchange	1,800	9,622,800	60.00	01/20/23	(66,600)
UnitedHealth Group, Inc.	Chicago Board Options Exchange	500	26,509,000	560.00	01/20/23	(127,750)
Wells Fargo & Co.	Chicago Board Options Exchange	2,700	11,148,300	50.00	02/17/23	(20,250)

TOTAL WRITTEN OPTIONS						(773,500)

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,169,547 or 0.6% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $110,182,300.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,887,525

Evozyne LLC Series A	4/09/21	449,400

Reddit, Inc. Series E	5/18/21	148,660

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	1,694,172

Tory Burch LLC	5/14/15	2,152,871

X Holdings I, Inc.	10/25/22	2,287,000

Yanka Industries, Inc. Series E	5/15/20	2,000,001

Yanka Industries, Inc. Series F	4/08/21	8,450,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	73,108,960	149,187,878	195,147,387	347,484	-	-	27,149,451	0.1%
Fidelity Securities Lending Cash Central Fund 4.37%	2,193,014	34,058,352	25,929,545	1,939	-	-	10,321,821	0.0%
Total	75,301,974	183,246,230	221,076,932	349,423	-	-	37,471,272

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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